NOTE 8 - OPERATING LEASE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Leases, Operating [Abstract]
Operating Leases, Rent Expense, Net	$ 123,026	$ 19,975
Operating Leases, Future Minimum Payments Due, Next Twelve Months	50,700
Operating Leases, Future Minimum Payments, Due in Two Years	50,700
Operating Leases, Future Minimum Payments, Due in Three Years	50,700
Operating Leases, Future Minimum Payments, Due in Four Years	$ 42,300